Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Legal Proceedings:

The Company may be a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its drilling rigs, in the ordinary course of business. The Company believes that the resolution of such claims either individually or in aggregate will not have a material adverse effect on the Company's operations or financial condition, and has currently no outstanding legal proceeding it considers material.

Pledged assets

The book value of assets pledged under mortgages and overdraft facilities at December 31, 2013 was $2,377.8 million.

Newbuilding Commitments
As of December 31, 2013, we had two contractual commitments under newbuilding contracts. The contracts are for the construction of one jack-up drilling rig and one semi-submersible drilling rig which is scheduled to be delivered in Q1 2014 and Q1 2015, respectively. The maturity schedule for the contractual commitments as of December 31, 2013 is as follows:

(In millions of U.S. dollars)	2014	2015	2016	2017	2018	2019 and thereafter
Newbuildings	360	454.4	—	—	—	—

The remaining contractual commitments for West Linus, $360 million, will be financed with the $475 million secured term loan entered into by SFL Linus Ltd in October 2013. Refer also to note 17 (Long-term interest bearing debt and interest expenses) and note 27 (Variable Interest Entity) for additional details regarding the facility. We plan to finance the remaining contractual commitments for the West Rigel with cash flows from operations, borrowings under new credit facilities, and the net proceeds from securities offered in the public and private debt capital markets.
Leased Premises Commitments
The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2014	2015	2016	2017	2018	2019 and thereafter
Leased premises	5.0	5.2	5.3	5.1	4.6	9.0

Guarantees
The Company has not issued any guarantees in favor of third parties.